Investment Securities (Details 4) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012 item	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2009 item
Fair Value
Less than 12 months	$ 115,058,000		$ 115,058,000		$ 36,274,000	$ 32,735,000
12 months or more	11,477,000		11,477,000		9,443,000	19,271,000
Total	126,535,000		126,535,000		45,717,000	52,006,000
Unrealized Loss
Less than 12 months	4,088,000		4,088,000		437,000	264,000
12 months or more	281,000		281,000		397,000	2,214,000
Total	4,369,000		4,369,000		834,000	2,478,000
Amortized cost of securities	228,443,000		228,443,000		203,445,000	201,032,000
Fair value of securities	228,443,000		228,443,000		203,445,000	201,032,000
Impairment charges recognized in earnings, credit component				200,000	200,000	297,000	1,452,000
OTTI charges				415,000	415,000	262,000	4,310,000
Government sponsored enterprises
Fair Value
Less than 12 months	1,423,000		1,423,000
Total	1,423,000		1,423,000
Unrealized Loss
Less than 12 months	76,000		76,000
Total	76,000		76,000
Fair value of securities	3,327,000		3,327,000		1,534,000	34,000
Small Business Administration pools
Fair Value
Less than 12 months	26,680,000		26,680,000		11,013,000	6,108,000
12 months or more	4,130,000		4,130,000		2,447,000	2,203,000
Total	30,810,000		30,810,000		13,460,000	8,311,000
Unrealized Loss
Less than 12 months	679,000		679,000		158,000	38,000
12 months or more	160,000		160,000		5,000	6,000
Total	839,000		839,000		163,000	44,000
Fair value of securities	57,961,000		57,961,000		54,993,000	36,479,000
Government Sponsored Enterprise mortgage-backed securities
Fair Value
Less than 12 months	55,079,000		55,079,000		22,662,000	25,113,000
12 months or more	6,340,000		6,340,000		4,583,000	3,269,000
Total	61,419,000		61,419,000		27,245,000	28,382,000
Unrealized Loss
Less than 12 months	1,291,000		1,291,000		233,000	163,000
12 months or more	86,000		86,000		13,000	24,000
Total	1,377,000		1,377,000		246,000	187,000
Government Sponsored Enterprise mortgage-backed securities | First Community Bank
Unrealized Loss
Amortized cost of securities	123,700,000		123,700,000		107,300,000
Fair value of securities	123,500,000		123,500,000		109,400,000
Non-agency mortgage-backed /CMO securities
Fair Value
Less than 12 months	784,000		784,000			574,000
12 months or more	739,000		739,000		2,363,000	13,275,000
Total	1,523,000		1,523,000		2,363,000	13,849,000
Unrealized Loss
Less than 12 months	21,000		21,000			3,000
12 months or more	12,000		12,000		378,000	2,158,000
Total	33,000		33,000		378,000	2,161,000
Number of securities with OTTI subsequently sold				1
Number of securities with OTTI				2	2	3	9	5
Fair value of securities with OTTI				2,500,000	2,500,000
Impairment charges recognized in earnings, credit component				199,800	199,800	293,000	477,000	491,000
OTTI charges	0	0	0	199,800	199,800
Non-agency mortgage-backed /CMO securities | First Community Bank
Unrealized Loss
Amortized cost of securities	2,500,000		2,500,000		3,100,000
Fair value of securities	2,500,000		2,500,000		2,700,000
State and local government
Fair Value
Less than 12 months	30,220,000		30,220,000		2,599,000
12 months or more	218,000		218,000
Total	30,438,000		30,438,000		2,599,000
Unrealized Loss
Less than 12 months	1,976,000		1,976,000		46,000
12 months or more	22,000		22,000
Total	1,998,000		1,998,000		46,000
Fair value of securities	$ 41,353,000		$ 41,353,000		$ 32,373,000	$ 20,488,000